SUBSEQUENT EVENTS (Details) - Claims Related to Outstanding Bills [Member] - Subsequent Event [Member] - US subsidiary [Member] $ in Thousands	1 Months Ended
Feb. 29, 2020 USD ($)
Subsequent Event [Line Items]
Amount sought under legal action	$ 32
Allegations detail	The plaintiff has alleged that the Company has not paid certain alleged outstanding bills.